Related-Party Transactions	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 9: Related-Party Transactions

Due to Affiliates

Due to (from) affiliates consisted of the following at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Due to IRG Member	$986,089	$6,257,840
Due to IRG Affiliate	140,116	145,445
Due to M. Klein	-	500,000
Due to Related Party Advances	-	5,800,000
Due to PFHOF	1,114,901	6,630,305
Total	$2,241,106	$19,333,590

The IRG Member and an affiliate provide certain supporting services to the Company. As noted in the Operating Agreement of HOF Village, LLC, an affiliate of the IRG Member, IRG Canton Village Manager, LLC, may earn a master developer fee calculated as 4.0% of development costs incurred for the Hall of Fame Village powered by Johnson Controls, including, but not limited to site assembly, construction supervision, and project financing. These development costs incurred are netted against certain costs incurred for general project management.

For the three months ended September 30, 2020 and 2019, costs incurred under these arrangements were $677,359 and $107,698, respectively, and for the nine months ended September 30, 2020 and 2019, costs incurred were $886,305 and $1,214,580, under these arrangements, which were included in Project Development Costs.

The IRG Member also provides certain general administrative support to the Company. For the three months ended September 30, 2020 and 2019, expenses of $0 and $327,948, respectively, were included in Property Operating Expenses. For the nine months ended September 30, 2020 and 2019, expenses of $211 and $344,425 related to this support were incurred.

The amounts due to the IRG Member above are for development fees, human resources support, and the Company’s engagement with them to identify and obtain naming rights sponsorships and other entitlement partners for the Company. The Company and IRG Member have an arrangement whereby the Company pays IRG Member $15,000 per month plus commissions. For both the three months ended September 30, 2020 and 2019 the Company incurred $45,000 in costs to this affiliate, respectively, and $90,000 for both the nine months ended September 30, 2020 and 2019, respectively.

The amounts above due to M. Klein relate to advisory services provided to the Company. The Company engages a company owned by an investor for advisory services. The Company has not incurred any advisory costs under this arrangement in any of the reported periods presented.

The amounts above due to related party advances are non-interest bearing advances from an affiliate of IRG Member due on demand. The Company is currently in discussions with this affiliate to establish repayment terms of these advances, however, there could be no assurance that the Company and IRG Member will come to terms acceptable to both parties.

On January 13, 2020, the Company secured $9.9 million in financing from Constellation through its Efficiency Made Easy (“EME”) program to implement energy efficient measures and to finance the construction of the Constellation Center for Excellence and other enhancements, as part of Phase II development. The Hanover Insurance Company provided a guarantee bond to guarantee the Company’s payment obligations under the financing, and Stuart Lichter and two trusts affiliated with Mr. Lichter have agreed to indemnify The Hanover Insurance Company for payments made under the guarantee bond.

The amounts above due to PFHOF relate to advances to and from PFHOF, including costs for onsite sponsorship activation, sponsorship sales support, shared services, event tickets, and expense reimbursements.

License Agreement

On March 10, 2016, the Company entered into a license agreement with PFHOF, whereby the Company has the ability to license and use certain intellectual property from PFHOF in exchange for the Company paying a fee based on certain sponsorship revenue and expenses. On December 11, 2018, the license agreement was amended to change the calculation of the fee to be 20% of eligible sponsorship revenue. The license agreement expires on December 31, 2033. During the three months ended September 30, 2020 and 2019, the Company recognized expenses of $525,733 and $309,745, respectively, and for the nine months ended September 30, 2020 and 2019, the Company recognized $1,991,955 and $1,239,033, respectively, which are included in property operating expenses on the Company’s unaudited condensed consolidated statements of operations.

Media License Agreement

On November 11, 2019, the Company entered into a Media License Agreement with PFHOF that terminates on December 31, 2034. In consideration of any license granted to the Company, the Company agreed to pay to PFHOF a license fee that will be agreed upon between the Company and PFHOF. The license fee will be $225,000 for each license that will increase by 3% on a year-over-year basis after the first five years of the Media License Agreement. The Company must pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis. There were no license fees incurred during the three months and nine months ended September 30, 2020 and 2019.

PFHOF Shared Services Agreement

On June 30, 2020, the HOF Village entered into the Shared Services Agreement with PFHOF. Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s condensed consolidated balance sheet.

Other Liabilities

Other liabilities consisted of the following at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Activation fund reserves	$4,212,101	$2,876,149
Deferred revenue	645,848	90,841
Preferred stock dividend payable	-	717,286
Total	$4,857,949	$3,684,276